Organization and Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization and Basis of Presentation
Accumulated deficit	$ (80,665)	$ (47,589)	$ (29,879)